Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development Expenses [Abstract]
Schedule of research and development expenses
	For the year ended December 31
	2019	2018	2017
	USD thousands
Salaries, wages and related expenses	1,012	933	969
Share-based payments (see also Note 10)	238	546	709
Service providers (*)	1,424	3,789	2,962

	2,674	5,268	4,640

(*)	The Company has determined that it acts as an agent for certain transactions, see Note 3I. Accordingly, the Company recorded USD 532 thousand as an offset of R&D costs. Receivables and payables regarding such transactions are recorded on a gross basis (see Notes 7 and 8, respectively).